Share-based Compensation - LTIP Share Based Compensation Expense (Details) - LTIP - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Share-based Compensation
Share-based compensation expense	$ 11,637,000	$ 10,432,000
Share-based compensation reclassified from liability to additional paid-in capital	15,351,000	8,516,000
Share-based compensation recorded as liability	782,000		$ 12,836,000
Unrecognized compensation cost	55,052,000
Liability
Share-based Compensation
Share-based compensation expense	3,297,000	5,814,000
Additional Paid-in Capital
Share-based Compensation
Share-based compensation expense	8,340,000	4,618,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	7,196,000	6,725,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	4,228,000	3,542,000
Cost of revenues
Share-based Compensation
Share-based compensation expense	$ 213,000	$ 165,000